ACCRUED EXPENSES (Details) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Total Accrued Expenses	$ 816,861	$ 807,349	$ 551,080
Accrued Payroll [Member]
Total Accrued Expenses	30,090	30,090	30,090
Accrued Consulting [Member]
Total Accrued Expenses	9,000	60,000	24,000
Accrued Interest And Penalties [Member]
Total Accrued Expenses	683,597	623,085	402,816
Other [Member]
Total Accrued Expenses	$ 94,174	$ 94,174	$ 94,174